BlackRock Global Impact Fund
2
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
January 31, 2022
Security
Shares
Shares Value
Common Stocks — 99.3%
Argentina — 1.3%
MercadoLibre , Inc.
(a)
............ 445 $ 503,767
Australia — 2.1%
APM Human Services International
Ltd.
(a)
.................... 429,408 789,394
Brazil — 0.7%
YDUQS Participacoes SA ........ 61,166 253,759
Canada — 1.0%
Li-Cycle Holdings Corp.
(a)
........ 22,288 168,943
North West Co., Inc. (The) ........ 771 21,259
Shopify, Inc., Class A
(a)(b)
......... 193 186,099
376,301
Colombia — 1.1%
Millicom International Cellular SA,
SDR
(a)
................... 15,372 410,338
Denmark — 3.6%
Orsted A/S
(c)(d)
................ 8,057 858,433
Vestas Wind Systems A/S ........ 18,994 513,985
1,372,418
France — 2.4%
Nexity SA ................... 21,290 891,449
Germany — 2.7%
LEG Immobilien SE ............ 7,601 1,008,339
India — 2.7%
Bandhan Bank Ltd.
(c)(d)
.......... 244,030 1,039,361
Indonesia — 7.3%
Bank Rakyat Indonesia Persero Tbk .
PT ..................... 5,420,400 1,542,838
Dayamitra Telekomunikasi Tbk . PT
(a)
. 22,269,900 1,223,280
2,766,118
Japan — 6.2%
GMO Payment Gateway, Inc. ...... 1,800 157,953
Katitas Co. Ltd. ............... 24,100 735,076
M3, Inc. .................... 12,400 476,738
Shionogi & Co. Ltd. ............ 17,300 985,973
2,355,740
Kenya — 2.3%
Safaricom plc ................ 2,700,345 878,859
Netherlands — 3.8%
Koninklijke DSM NV ............ 4,936 925,305
Koninklijke Philips NV ........... 14,833 493,394
1,418,699
South Korea — 1.4%
Samsung SDI Co. Ltd. .......... 1,058 525,068
Spain — 4.4%
Corp. ACCIONA Energias Renovables
SA
(a)
.................... 13,561 412,719
EDP Renovaveis SA ............ 60,074 1,262,843
1,675,562
United Kingdom — 6.5%
Genus plc ................... 17,380 897,142
Halma plc ................... 28,161 954,480
Pearson plc ................. 50,822 424,336
Wise plc, Class A
(a)
............. 21,138 172,933
2,448,891
Security
Shares
Shares Value
United States — 49.8%
1Life Healthcare, Inc.
(a)
.......... 16,303 $ 181,941
Agilent Technologies, Inc. ........ 4,262 593,782
Alkami Technology, Inc.
(a)
........ 12,224 187,516
Aptiv plc
(a)
................... 4,666 637,282
Avangrid , Inc. ................ 12,562 586,897
Ball Corp. ................... 9,709 942,744
Boston Scientific Corp.
(a)
......... 34,284 1,470,784
Brookfield Renewable Corp. ...... 34,630 1,184,800
Cano Health, Inc., Class A
(a)
....... 69,640 402,519
Danaher Corp. ............... 3,358 959,683
Etsy, Inc.
(a)(b)
................. 1,848 290,284
Everbridge , Inc.
(a)
.............. 4,467 228,353
EVgo , Inc., Class A
(a)(b)
.......... 15,916 131,307
Grocery Outlet Holding Corp.
(a)
..... 37,961 963,450
ICF International, Inc. ........... 10,795 1,018,940
IDEXX Laboratories, Inc.
(a)
........ 912 462,658
Jack Henry & Associates, Inc. ..... 8,749 1,468,170
Natural Order Acquisition Corp.
(a)
... 31,934 311,357
PayPal Holdings, Inc.
(a)
.......... 4,560 784,046
Royalty Pharma plc, Class A ...... 39,793 1,592,118
Schneider Electric SE ........... 6,121 1,036,869
Square, Inc., Class A
(a)
.......... 2,294 280,533
Stride, Inc.
(a)
................. 7,265 254,784
Veeva Systems, Inc., Class A
(a)
.... 5,719 1,352,772
View, Inc., Class A
(a)(b)
........... 43,791 115,170
Zoetis, Inc. .................. 6,919 1,382,347
18,821,106
Total Common Stocks — 99.3%
(Cost: $40,337,763) .............................. 37,535,169
Warrants — 0.0%
United States — 0.0%
(a)
Natural Order Acquisition Corp. (Issued/
exercisable 02/23/21, 1 share for
1 warrant, Expires 09/15/25, Strike
Price USD 11.50) ............ 48,400 12,095
View, Inc. (Issued/exercisable 03/11/21,
1 share for 1 warrant, Expires
03/08/26, Strike Price USD 11.50) 3,759 1,128
13,223
Total Warrants — 0.0%
(Cost: $0) .................................... 13,223
Total Long-Term Investments — 99.3%
(Cost: $40,337,763) .............................. 37,548,392
Short-Term Securities — 1.8%
(e)(f)
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 0.01% ...... 16,668 16,668
SL Liquidity Series, LLC, Money Market
Series, 0.17%
(g)
............. 653,553 653,619
Total Short-Term Securities — 1.8%
(Cost: $670,287) ................................ 670,287
Total Investments — 101.1%
(Cost: $41,008,050) .............................. 38,218,679
Liabilities in Excess of Other Assets — (1.1)% ............ (405,539)
Net Assets — 100.0% .............................. $ 37,813,140

BlackRock Global Impact Fund

Schedule of Investments
(unaudited) (continued)
January 31, 2022
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
04/30/21
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/22
Shares
Held at
01/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 801,201 $ — $ (784,533) $ — $ — $ 16,668 16,668 $ 20 $ 4
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 2,573,250 — (1,919,310) (321) — 653,619 653,553 70 , 337
(b)
—
$ (321) $ — $ 670,287 $ 70 , 357 $ 4
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

BlackRock Global Impact Fund

Schedule of Investments
(unaudited) (continued)
January 31, 2022
i
Glossary of Terms Used in this Report
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
SDR Swedish Depositary Receipts

BlackRock Global Impact Fund

Schedule of Investments
(unaudited) (continued)
January 31, 2022
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Argentina ............................................ $ 503,767 $ — $ — $ 503,767
Australia ............................................. 789,394 — — 789,394
Brazil ............................................... 253,759 — — 253,759
Canada ............................................. 355,042 21,259 — 376,301
Colombia ............................................ — 410,338 — 410,338
Denmark ............................................. — 1,372,418 — 1,372,418
France .............................................. — 891,449 — 891,449
Germany ............................................ — 1,008,339 — 1,008,339
India ............................................... — 1,039,361 — 1,039,361
Indonesia ............................................ 1,223,280 1,542,838 — 2,766,118
Japan ............................................... — 2,355,740 — 2,355,740
Kenya .............................................. — 878,859 — 878,859
Netherlands ........................................... — 1,418,699 — 1,418,699
South Korea .......................................... — 525,068 — 525,068
Spain ............................................... 412,719 1,262,843 — 1,675,562
United Kingdom ........................................ — 2,448,891 — 2,448,891
United States .......................................... 17,784,237 1,036,869 — 18,821,106
Warrants .............................................. 13,223 — — 13,223
Short-Term Securities ....................................... 16,668 — — 16,668
$ 21,352,089 $ 16,212,971 $ — $ 37,565,060
Investments Valued at NAV
(a)
..................................... 653,619
$ —
$ 38,218,679
$ —
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.